Financial Liabilities at FVTPL - Schedule of Movements of the Group’s Financial Liabilities at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, balance		$ 290,368
Change in fair value		39,171	$ (7,195)
Conversion into ordinary shares upon IPO		(329,539)
Ending, balance			290,368
Series B Preferred Shares [Member]
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, balance		90,384
Change in fair value		13,943
Conversion into ordinary shares upon IPO		(104,327)
Ending, balance			90,384
Series C Preferred Shares [Member]
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, balance		97,132
Change in fair value		15,207
Conversion into ordinary shares upon IPO		(112,339)
Ending, balance			97,132
Series D Preferred Shares [Member]
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, balance		102,852
Change in fair value		10,021
Conversion into ordinary shares upon IPO		(112,873)
Ending, balance			$ 102,852